Retirement-Related Benefits - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	$ 7,610	$ 6,865
Current liabilities - compensation and benefits	(3,440)	(3,406)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(18,248)	(17,142)
Pension Plans | U.S.
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	4,011	3,313
Current liabilities - compensation and benefits	(122)	(120)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(1,740)	(1,641)
Funded Status-net	2,149	1,551
Pension Plans | Non-U.S.
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	3,597	3,550
Current liabilities - compensation and benefits	(366)	(313)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(12,388)	(11,242)
Funded Status-net	(9,157)	(8,005)
Nonpension Postretirement Benefit Plans | U.S.
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities - compensation and benefits	(346)	(346)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(3,430)	(3,507)
Funded Status-net	(3,776)	(3,854)
Nonpension Postretirement Benefit Plans | Non-U.S.
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	1	2
Current liabilities - compensation and benefits	(34)	(33)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	(690)	(752)
Funded Status-net	$ (722)	$ (783)